Document and Entity Information	12 Months Ended
Jan. 17, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Sep 6, 2012
Document Effective Date	Sep 6, 2012
Prospectus Date	Jan 17, 2012

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 6, 2012 to

PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S. Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is

Dated AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL U.S. LARGE CAP EQUITY FUND RISK/RETURN SUMMARY: The following replaces the discussion under the subheading “Principal Investment Strategies of the Fund” in the “Investments, Risks and Performance section for the Russell U.S. Large Cap Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large cap equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jan 17, 2012
Supplement [Text Block]	ric8_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 6, 2012 to

PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S. Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is

Dated AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL U.S. LARGE CAP EQUITY FUND RISK/RETURN SUMMARY: The following replaces the discussion under the subheading “Principal Investment Strategies of the Fund” in the “Investments, Risks and Performance section for the Russell U.S. Large Cap Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large cap equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Russell U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric8_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 6, 2012 to

PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S. Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is

Dated AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL U.S. LARGE CAP EQUITY FUND RISK/RETURN SUMMARY: The following replaces the discussion under the subheading “Principal Investment Strategies of the Fund” in the “Investments, Risks and Performance section for the Russell U.S. Large Cap Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large cap equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large cap equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jan 17, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 6, 2012